Restructuring And Related Charges (Rollforward Of Restructuring Accrual) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Restructuring Cost and Reserve [Line Items]
Accrual balance at beginning	$ 5.3	$ 6.4
Provisions	2.7	5.7
Cash expenditures	(5.7)	(6.1)
Non-cash items		(0.7)
Accrual balance at ending	2.3	5.3
Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Accrual balance at beginning	2.5	6.2
Provisions	1.8	2.1
Cash expenditures	(2.9)	(5.1)
Non-cash items		(0.7)
Accrual balance at ending	1.4	2.5
Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Accrual balance at beginning	2.8	0.2
Provisions	0.9	3.6
Cash expenditures	(2.8)	(1.0)
Non-cash items
Accrual balance at ending	$ 0.9	$ 2.8